- TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Provision for expected credit losses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 CLP ($)
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 255,710,925		$ 242,695,755
Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 239,907,074		$ 229,587,868
Percentage of provision for expected credit losses	0.16%	0.16%	0.31%
Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 7,467,587		$ 4,577,833
Percentage of provision for expected credit losses	10.88%	10.88%	9.43%
Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 1,276,211		$ 2,418,252
Percentage of provision for expected credit losses	21.60%	21.60%	32.54%
Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 5,142,341		$ 5,392,862
Percentage of provision for expected credit losses	68.09%	68.09%	44.54%
Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 1,917,712		$ 718,940
Percentage of provision for expected credit losses	40.99%	40.99%	23.69%
Credit amount
TRADE AND OTHER RECEIVABLES
Trade receivables		$ 255,710,925	$ 242,695,755
Credit amount | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables		239,907,074	229,587,868
Credit amount | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables		7,467,587	4,577,833
Credit amount | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables		1,276,211	2,418,252
Credit amount | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables		5,142,341	5,392,862
Credit amount | Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables		1,917,712	718,940
Impairment provision
TRADE AND OTHER RECEIVABLES
Trade receivables		(4,447,197)	(4,492,643)
Impairment provision | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables		(700,137)	(701,701)
Impairment provision | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables		(294,510)	(431,630)
Impairment provision | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables		(138,648)	(786,856)
Impairment provision | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables		(2,397,365)	(2,402,146)
Impairment provision | Older than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables		$ (916,537)	$ (170,310)